JPMORGAN TRUST I

JPMorgan Market Neutral Fund

Prospectus dated February 28, 2014

JPMorgan Research Equity Long/Short Fund

JPMorgan Research Market Neutral Fund

Prospectuses dated February 28, 2014, as supplemented

JPMorgan Disciplined Equity Fund

JPMorgan U.S. Research Equity Plus Fund

Prospectuses dated November 1, 2013, as supplemented

(each, a “Fund” and collectively the “Funds”)

(All Share Classes)

Supplement dated September 15, 2014

to the Prospectuses as dated above, as supplemented

The portfolio manager information for each Fund in the sections titled “Management” in each Fund’s “Risk/Return Summary” and “The Funds’ Management and Administration — The Portfolio Managers” is deleted in its entirety and replaced by the following:

JPMorgan Market Neutral Fund

JPMorgan Research Market Neutral Fund

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Raffaele Zingone	2014	Managing Director
Steven G. Lee	2014	Managing Director

The Portfolio Managers

The portfolio management team is led by Raffaele Zingone, Managing Director of JPMIM and a CFA charterholder, and Steven G. Lee, Managing Director of JPMIM. Mr. Zingone has been a portfolio manager in the U.S. Equity Group since 2000 and has been a JPMIM employee since 1991. Mr. Lee has been a portfolio manager since 2013 and prior to that time he was a research analyst in the U.S. Equity Research Group. Mr. Lee has been an employee of JPMIM since 2004.

JPMorgan Research Equity Long/Short Fund

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Steven G. Lee	2014	Managing Director
Raffaele Zingone	2014	Managing Director

SUP-USEQ-PM-914

The Portfolio Managers

The portfolio management team is led by Steven G. Lee, Managing Director of JPMIM, and Raffaele Zingone, Managing Director of JPMIM and a CFA charterholder. Mr. Lee has been a portfolio manager since 2013 and prior to that time he was a research analyst in the U.S. Equity Research Group. Mr. Lee has been an employee of JPMIM since 2004. Mr. Zingone has been a portfolio manager in the U.S. Equity Group since 2000 and has been a JPMIM employee since 1991.

JPMorgan Disciplined Equity Fund

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Raffaele Zingone	2002	Managing Director
Steven G. Lee	2013	Managing Director
Aryeh Glatter	2014	Executive Director

The Portfolio Managers

JPMorgan Disciplined Equity Fund

The portfolio management team is led by Raffaele Zingone, Managing Director of JPMIM and a CFA charterholder, Steven G. Lee, Managing Director of JPMIM, and Aryeh Glatter, Executive Director of JPMIM. Mr. Zingone has been a portfolio manager in the U.S. Equity Group since 2000 and has been a JPMIM employee since 1991. Mr. Lee has been a portfolio manager since 2013 and prior to that time he was a research analyst in the U.S. Equity Research Group. Mr. Lee has been an employee of JPMIM since 2004. Mr. Glatter has been a portfolio manager on the Large Cap Value team since 2011 when he joined the firm. Prior to joining the firm in 2011, he was a portfolio manager at AllianceBernstein, where he managed large cap equities from 2000 to 2009.

JPMorgan U.S. Research Equity Plus Fund

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Aryeh Glatter	2014	Executive Director
Raffaele Zingone	2014	Managing Director

The Portfolio Managers

JPMorgan U.S. Research Equity Plus Fund

The portfolio management team is led by Aryeh Glatter, Executive Director of JPMIM, and Raffaele Zingone, Managing Director of JPMIM and a CFA charterholder. Mr. Glatter has been a portfolio manager on the Large Cap Value team since 2011 when he joined the firm. Prior to joining the firm in 2011, he was a portfolio manager at AllianceBernstein, where he managed large cap equities from 2000 to 2009. Mr. Zingone has been a portfolio manager in the U.S. Equity Group since 2000 and has been a JPMIM employee since 1991.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN TRUST I

JPMorgan Market Neutral Fund

Statement of Additional Information dated February 28, 2014

JPMorgan Research Equity Long/Short Fund

JPMorgan Research Market Neutral Fund

Statement of Additional Information dated February 28, 2014, as supplemented

JPMorgan Disciplined Equity Fund

JPMorgan U.S. Research Equity Plus Fund

Statement of Additional Information dated November 1, 2013, as supplemented

(each, a “Fund” and collectively the “Funds”)

(All Share Classes)

Supplement dated September 15, 2014

to the Statements of Additional Information as dated above, as supplemented

All references to Terance Chen and related information are hereby deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-USEQ-PM-914